1933 Act File No. 2-87072
                                                   1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____               [   ]
         Post-Effective Amendment No. 27                 [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 27                                [ x ]


                           SENTRY VARIABLE ACCOUNT II
                                  (Registrant)

                          SENTRY LIFE INSURANCE COMPANY
                                   (Depositor)
                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
                            Telephone (715) 346-6000


                               William M. O'Reilly
                          Sentry Life Insurance Company
                             1800 North Point Drive
                             Stevens Point, WI 54481
                               (Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X ]     on April 30, 2004, pursuant to paragraph (b) of Rule 485
[  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]   on ___________________, pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)
Item No.                                                    Location
                                     PART A
  1 Cover Page  ..............................           Cover Page

  2 Definitions  .............................           Definitions

  3 Synopsis .................................           Summary

  4 Condensed Financial Information  .........           Condensed Financial
                                                         Information
  5 General Description of Registrant,
    Depositor, and Portfolio Companies .......           The Company; The
                                                         Variable Account; T.
                                                         Rowe Price Fixed
                                                         Income Series, Inc.,
                                                         T. Rowe Price Equity
                                                         Series, Inc., T.Rowe
                                                         Price International
                                                         Series, Inc., Janus
                                                         Aspen Series, and
                                                         Vanguard Variable
                                                         Insurance Fund

  6 Deductions and Expenses .................            Charges and Deductions

  7 General Description of Variable
    Annuity Contracts  .......................           The Contract

  8 Annuity Period  ..........................           Annuity Provisions

  9 Death Benefit  ...........................           The Contract; Annuity
    Provisions

 10 Purchases and Contract Value .............           Purchases and Contract
                                                         Value

 11 Redemptions  .............................           Purchases and Contract
                                                         Value

 12 Taxes  ...................................           Federal Tax Status

 13 Legal Proceedings  .......................           Legal Proceedings

 14 Table of Contents of the Statement
    of Additional Information ................           Table of Contents of
                                                         the Statement of
                                                         Additional Information

                                     PART B

 15 Cover Page  ..............................           Cover Page

 16 Table of Contents  .......................           Table of Contents

 17 General Information and History ..........           The Company

 18 Services  ................................           Not Applicable

 19 Purchase of Securities Being Offered .....           Not Applicable

 20 Underwriters  ............................           Distribution of the
                                                         Contract

 21 Calculation of Performance Data ..........           Yield Calculation for
                                                         T. Rowe Price Prime
                                                         Reserve Subaccount

 22 Annuity Payments  ........................           Amount of Annuity
                                                         Payments

 23 Financial Statements .....................           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   issued by
                           SENTRY VARIABLE ACCOUNT II
                                      and
                         SENTRY LIFE INSURANCE COMPANY

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
2004.

TABLE OF CONTENTS

Item                                                                  Page

THE COMPANY                                                            3
DISTRIBUTION OF THE CONTRACT                                           3
PRIVACY                                                                3
INDEPENDENT ACCOUNTANTS                                                4
LEGAL OPINIONS                                                         4
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT           4
PERFORMANCE INFORMATION                                                5
ANNUITY PAYMENTS                                                       7
  Annuity Unit                                                         7
  Amount of Annuity Payments                                           8
  Net Investment Factor                                                8
FINANCIAL STATEMENTS                                                   8

                                  THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 2001, 2002, and 2003 of $382,915, $322,944, and $380,743, respectively. Of those amounts it retained $170,211, $204,690, and $306,155, respectively.

                                    PRIVACY

Protecting your personal information is a priority for the Company and the Company's affiliated companies which are listed below. The Company collects, retains and uses personal information for the purposes of providing suitable products and services to its customers.

The Company will collect information you provide on applications or other forms, or in your verbal responses to questions. This may include identifying information such as your name, social security number, and address, as well as information about your assets and income. The Company will also collect information about your transactions with the Company, including payments and contract values.

The Company and its
affiliates listed below do not sell customer lists or any personal information regarding their customers.

The Company and its affiliates do not disclose nonpublic personal financial information about customers to nonaffiliated third parties, except as permitted by law.

The Company may share personal financial information about you with its affiliated companies in order to make additional products and services available to you.

The Company maintains physical, electronic and procedural safeguards to protect your personal financial information. The Company restricts access to nonpublic personal financial data to those persons who need to know that information to provide services to you.

Any entity which provides support services to the Company is required to protect customers' personal information.

When necessary, these privacy policies may be amended.

If you have questions regarding the Company's privacy policies, please write to Corporate Compliance/Privacy, 1800 North Point Drive, Stevens Point, WI 54481.

Companies affiliated with the Company:

-- Sentry Insurance a Mutual Company
-- Sentry Casualty Company
-- Sentry Equity Services, Inc.
-- Sentry Insurance Agency, Inc.
-- Sentry Fund, Inc.
-- Sentry Life Insurance Company of New York
-- Sentry Lloyds of Texas
-- Sentry Select Insurance Company
-- Parker Services, L.L.C.
-- Parker Stevens Agency, L.L.C.
-- Parker Stevens Agency of Massachusetts
-- Parker Stevens Agency of Texas, Inc.
-- Patriot General Insurance Company
-- Middlesex Insurance Company
-- Dairyland Insurance Company
-- Dairyland County Mutual Insurance Company of Texas

                            INDEPENDENT ACCOUNTANTS

The statutory financial statements of the Company as of December 31, 2003 and 2002, and for the years then ended, and the financial statements of the Variable Account as of December 31, 2003, and for each of the two years in the period then ended or for the periods indicated, have been audited by PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

          YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing contract owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                            PERFORMANCE INFORMATION

The following tables show the average annual total return figures and the cumulative total return figures of the Portfolios. The first table shows actual returns for the one year period from January 1, 2003 to December 31, 2003, and from the date the Subaccount first invested in the corresponding Portfolio to December 31, 2003. The performance returns in this table reflect a 1.05% Mortality and Expense Risk Premium for Subaccounts investing in the portfolios of Janus Aspen Series; T. Rowe Price Fixed Income Series; T. Rowe Price Equity Series, Inc.; and T. Rowe Price International Series, Inc.; and a 1.20% Mortality and Expense Risk Premium for Subaccounts investing in the portfolios of Vanguard Variable Insurance Fund. The Mortality and Expense Risk Premium was reduced for Contract Owners by the amount of certain administrative fees the Company received from those Funds. Effective April 30, 2004, this reduction was discontinued and the Mortality and Expense Risk Premium for all Subaccounts as of that date is 1.20%.

                                   CUMULATIVE TOTAL RETURN            AVERAGE ANNUAL TOTAL RETURN
                                                    Since First                      Since First
                                   One Year         Investment        One Year       Investment
T. Rowe Price                        -5.54%             4.07%           -5.54%           1.01%
Prime Reserve Portfolio*
T. Rowe Price                        -1.99%            21.13%           -1.99%           4.93%
Limited-Term Bond Portfolio*
T. Rowe Price                        18.33%            15.96%           18.33%           3.79%
Personal Strategy Balanced Portfolio*
T. Rowe Price                        19.02%            18.03%           19.02%           4.62%
Equity Income Portfolio*
T. Rowe Price                        23.99%           -34.80%           23.99%         -11.00%
International Stock Portfolio*
T.Rowe Price                         31.78%             3.42%           31.78%           2.04%
Mid-Cap Growth Portfolio***
Janus Aspen Series                    7.69%            -8.79%            7.69%          -2.48%
Balanced Portfolio*
Janus Aspen Series                   25.19%           -46.59%           25.19%         -15.72%
Growth Portfolio**
Janus Aspen Series                   28.53%           -60.68%           28.53%         -20.89%
Mid Cap Growth Portfolio*
Janus Aspen Series                   14.10%           -42.98%           14.10%         -14.20%
Capital Appreciation Portfolio**
Janus Aspen Series                   17.52%           -48.16%           17.52%         -16.40%
Worldwide Growth Portfolio**
Vanguard                             13.82%             3.02%           13.82%           1.80%
Balanced Portfolio***
Vanguard                             10.28%             7.80%           10.28%           4.60%
High Yield Bond Portfolio***
Vanguard                             27.27%            -0.22%           27.27%          -0.13%
Mid Cap Index Portfolio***
Vanguard                             21.74%            -2.15%           21.74%          -1.29%
Equity Index Portfolio***
Vanguard                             28.68%            20.07%           28.68%          11.59%
REIT Index Portfolio***
Vanguard                             34.20%             1.13%           34.20%           0.67%
Small Company Growth Portfolio***

*   Date of first investment is January 7, 2000
**  Date of first investment is May 1, 2000
*** Date of first investment is May 1, 2002

The next table shows performance based on the historical performance of the Portfolios, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolios during the one-, five-, and ten-year periods and since inception to December 31, 2003.

                                         CUMULATIVE TOTAL RETURN                      AVERAGE ANNUAL TOTAL RETURN
                                                                  Ten Years                                    Ten Years
                                                                     or                                           or
                                          One          Five         Since            One           Five          Since
                                          Year         Years      Inception*         Year          Years       Inception*

T. Rowe Price                            -5.69%        9.45%        19.07%          -5.69%          1.82%         2.52%
Prime Reserve Portfolio
T. Rowe Price                            -2.14%       21.78%        53.50%          -2.14%          4.02%         4.55%
Limited-Term Bond Portfolio
T. Rowe Price                            18.14%       18.89%       125.50%          18.14%          3.52%         9.45%
Personal Strategy Balanced Portfolio
T. Rowe Price                            18.83%       20.21%       176.61%          18.83%          3.75%        10.99%
Equity Income Portfolio
T. Rowe Price                            31.56%       33.16%        89.56%          31.56%          5.89%         9.56%
Mid-Cap Growth Portfolio
T. Rowe Price                            23.79%      -16.27%        23.04%          23.79%         -3.49%          .15%
International Stock Portfolio
Janus Aspen                               7.51%       16.72%       164.51%           7.51%          3.14%         10.21%
Balanced Portfolio
Janus Aspen                              24.98%      -17.40%       106.68%          24.98%         -3.75%         7.53%
Growth Portfolio
Janus Aspen                              28.31%      -16.49%        91.52%          28.31%         -3.54%         6.71%
Mid Cap Growth Portfolio
Janus Aspen                              13.93%        0.57%        99.40%          13.93%          0.11%        10.90%
Capital Appreciation Portfolio
Janus Aspen                              17.34%       -8.30%       128.29%          17.34%         -1.72%         8.60%
Worldwide Growth Portfolio
Vanguard                                 10.30%       14.37%        41.68%          10.30%          2.72%         4.70%
High Yield Bond Portfolio
Vanguard                                 13.84%       25.27%       149.40%          13.84%          4.61%         9.56%
Balanced Portfolio
Vanguard                                 21.76%      -10.56%       148.27%          21.76%         -2.21%         9.51%
Equity Index Portfolio
Vanguard                                 27.29%       55.36%        55.36%          27.29%          9.42%         9.42%
Mid-Cap Index Portfolio
Vanguard                                 34.21%       96.98%       128.21%          34.21%         14.51%        11.50%
Small Company Growth Portfolio
Vanguard                                 28.69%       80.12%        80.12%          28.69%         12.78%        12.78%
REIT Index Portfolio

*Dates of inception of the Portfolios, if less than 10 years, are as follows:

T. Rowe Price Prime Reserve Portfolio: December 31, 1996
T. Rowe Price Limited-Term Bond Portfolio: May 13, 1994
T. Rowe Price Personal Strategy Balanced Portfolio: December 30, 1994
T. Rowe Price Equity Income Portfolio: March 31, 1994
T. Rowe Price Mid-Cap Growth Portfolio: December 31, 1996
T. Rowe Price International Stock Portfolio: March 31, 1994
Janus Aspen Capital Appreciation Portfolio: May 1, 1997
Vanguard High Yield Bond Portfolio: June 3, 1996
Vanguard Mid-Cap Index Portfolio: February 9, 1999
Vanguard Small Company Growth Portfolio: June 3, 1996
Vanguard REIT Index Portfolio: February 9, 1999

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses, if applicable, paid by the Portfolios. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered Purchase Payment.

The T. Rowe Price Prime Reserve Portfolio, the T. Rowe Price Limited-Term Bond Portfolio, the T. Rowe Price Personal Strategy Balanced Portfolio, and the Janus Aspen Series Aggressive Growth Portfolio were made available for investment in connection with the Contract on January 7, 2000. The T. Rowe Price Equity Income Portfolio, the T. Rowe Price International Stock Portfolio, the Janus Aspen Balanced Portfolio, the Janus Aspen Growth Portfolio, the Janus Aspen Capital Appreciation Portfolio, and the Janus Aspen Worldwide Growth Portfolio were made available on May 1, 2000. The remaining Portfolios were made available for investment on May 1, 2002. For periods starting prior to the date the Contract first invested in the Portfolio, the performance information shown above is based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract, as if the Contract had invested in the Portfolio during the periods stated. These figures should not be interpreted to reflect actual historical performance of the Contract.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

         P    (1 + T)n = ERV

         Where:
         P =  a hypothetical initial payment of $1,000
         T =  average annual total return
         n =  number of years
       ERV = ending redeemable value at the end of the one- and five year periods and since inception to December 31, 2003 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 2003.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable Contract Maintenance Charge and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

(1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 2002 were redeemed on December 31, 2003.

(2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1998 were redeemed on December 31, 2003.

(3) The ten-year figure assumes that values based on a $1,000 payment made on December 31, 1993 were redeemed on December 31, 2003.

(4) The since inception figures assume that values based on a $1,000 payment made on the inception dates were redeemed on December 31, 2003.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVESTMENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTATIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

                                ANNUITY PAYMENTS
Annuity Unit

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

(1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

(2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

Amount of Annuity Payments

The dollar amount of annuity payments after the first payment is determined as follows:

(1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

(1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

(2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

Net Investment Factor

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1) is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

     (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

     (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

(2) is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

     (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

(3) is the percentage factor representing the mortality and expense risk premiums. The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                              Financial Statements
                           December 31, 2003 and 2002

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Sentry Life Insurance Company
  and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2003, by correspondence with the investment advisors, provide a reasonable basis for our opinion.


/PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 13, 2004

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003

Assets:

Investments at market value:

 Janus Aspen Series:
   Aspen Growth Portfolio, 78,435 shares (cost $1,603,471)          $ 1,508,302
   Aspen Mid Cap Growth Portfolio, 817,187 shares (cost $40,168,920) 17,487,805 Aspen Capital Appreciation Portfolio, 45,556 shares (cost $909,913) 949,394 Aspen Worldwide Growth Portfolio, 26,834 shares (cost $772,332) 692,841
   Aspen Balanced Portfolio, 84,973 shares (cost $1,890,499)          1,952,673

 T. Rowe Price Fixed Income Series, Inc.:
   Prime Reserve Portfolio, 3,361,170 shares (cost $3,361,170)        3,361,170
   Limited Term Bond Portfolio, 1,266,864 shares (cost $6,306,185)    6,448,338

 T. Rowe Price Equity Series, Inc.:
   Equity Income Portfolio, 150,125 shares (cost $2,769,376)          3,031,029
   Personal Strategy Balanced Portfolio, 806,093 shares
       (cost $12,345,381)                                            13,002,282
   Mid-Cap Growth Portfolio, 43,028 shares (cost $733,244)              856,267

 T. Rowe Price International Series, Inc.:
   International Stock Portfolio, 20,620 shares (cost $239,756)         246,208

 Vanguard Variable Insurance Fund:
   Balanced Portfolio, 24,776 shares (cost $365,745)                    425,165
   Equity Index Portfolio, 15,629 shares (cost $361,953)                415,259
   High Yield Bond Portfolio, 18,601 shares (cost $153,365)             166,480
   Small Company Growth Portfolio, 21,862 shares (cost $310,407)        369,694
   Mid-Cap Index Portfolio, 16,349 shares (cost $186,858)               222,995
   REIT Index Portfolio, 25,610 shares (cost $347,528)                  412,072
                                                                        -------
Net Assets                                                          $51,547,974
                                                                    ===========

The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS

                                                                For the Years ended December 31,

                                                  Janus Aspen                    Janus Aspen                      Janus Aspen
                                                    Growth                     Mid Cap Growth                 Capital Appreciation

                                                2003        2002              2003         2002                  2003       2002
Investment Income:
 Dividends                                   $   1,238    $       -          $      -     $      -         $    4,183    $    5,076
Expenses:
 Mortality and expense risk charges             13,587       13,968            164,586      183,288             9,114         9,154
                                                ------       ------            -------      -------             -----         -----
Net investment income (loss)                   (12,349)     (13,968)          (164,586)    (183,288)           (4,931)       (4,078)
                                               -------      -------           --------     --------            ------        ------
Realized gains (losses) on investments:
 Realized net investment gain (loss)          (156,703)    (251,597)        (5,034,834)  (6,935,739)          (69,347)     (146,029)
 Capital gain distributions received                 -            -                -              -                 -             -
                                               -------      -------           --------     --------            ------        ------
 Realized gain (loss) on investments and
   capital gain distributions, net            (156,703)    (251,597)        (5,034,834)  (6,935,739)          (69,347)     (146,029)
Unrealized appreciation (depreciation), net    518,389     (161,506)         9,784,852      748,201           228,639        (6,796)
                                               -------     --------          ---------      -------           -------        ------
Net increase (decrease) in net assets
 from operations                            $  349,337    $(427,071)       $ 4,585,432  $(6,370,826)       $  154,361    $ (156,903)
                                            ==========    =========        ===========  ===========        ==========    ==========

                                                                For the Years ended December 31,

                                                  Janus Aspen                    Janus Aspen
                                               Worldwide Growth                   Balanced

                                               2003         2002                2003       2002
Investment Income:
 Dividends                                  $    6,920   $    6,270          $  41,068   $   46,880
Expenses:
 Mortality and expense risk charges              6,546        7,092             19,524       19,923
                                                 -----        -----             ------       ------
Net investment income (loss)                       374         (822)            21,544       26,957
                                                   ---         ----             ------       ------
Realized gains (losses) on investments:
 Realized net investment gain (loss)          (116,744)    (106,806)           (53,077)     (71,044)
 Capital gain distributions received                 -            -                  -            -
                                               -------      -------            -------     --------
 Realized gain (loss) on investments and
  capital gain distributions, net             (116,744)    (106,806)           (53,077)     (71,044)
Unrealized appreciation (depreciation), net    247,920      (99,088)           255,040     (104,916)
                                               -------      -------            -------     --------
Net increase (decrease) in net assets
 from operations                           $   131,550   $ (206,716)         $ 223,507   $ (149,003)
                                           ===========   ==========          =========   ==========

                                                                    For the Years ended December 31,
                                               T. Rowe Price                      T. Rowe Price                    T. Rowe Price
                                               Prime Reserve                   Limited Term Bond                   Equity Income

                                                 2003        2002              2003          2002               2003         2002
Investment Income:
 Dividends                                  $   25,552   $   53,835        $   254,882  $   298,099        $   44,245    $   40,357
Expenses:
 Mortality and expense risk charges             38,861       39,056             70,433       64,257            27,210        24,947
                                                ------       ------             ------       ------            ------        ------
Net investment income (loss)                   (13,309)      14,779            184,449      233,842            17,035        15,410
                                               -------       ------            -------      -------            ------        ------
Realized gains (losses) on investments:
 Realized net investment gain (loss)                 -            -             89,411       50,155           (56,451)      (55,786)
 Capital gain distributions received                 -            -             12,555            -                 -         2,426
                                               -------       ------            -------      -------            ------        ------
 Realized gain (loss) on investments and
  capital gain distributions, net                    -            -            101,966       50,155           (56,451)      (53,360)
Unrealized appreciation (depreciation), net          -            -            (79,633)     (19,792)          617,765      (345,807)
                                               -------       ------            -------      -------            ------        ------
Net increase (decrease) in net assets
 from operations                          $    (13,309)  $   14,779        $   206,782   $  264,205       $   578,349   $  (383,757)
                                          ============   ==========        ===========   ==========       ===========   ===========

                                                                     For the Years ended December 31,
                                               T. Rowe Price                      T. Rowe Price                    T. Rowe Price
                                          Personal Strategy Balanced              Mid-Cap Growth*                International Stock

                                                2003        2002                  2003       2002                 2003       2002
Investment Income:
 Dividends                                 $   259,727  $  306,399          $        -     $      -       $     2,545    $    1,378
Expenses:
 Mortality and expense risk charges            122,877      125,619              3,895          511             1,690         1,521
                                               -------      -------              -----          ---             -----         -----
Net investment income (loss)                   136,850      180,780             (3,895)        (511)              855          (143)
Realized gains (losses) on investments:
 Realized net investment gain (loss)          (183,595)    (262,936)             1,102         (594)           (7,074)      (24,499)
 Capital gain distributions received             8,006            -                  -            -               196           138
                                                 -----        -----              -----        -----               ---           ---
 Realized gain (loss) on investments and
   capital gain distributions, net            (175,589)    (262,936)             1,102         (594)           (6,878)      (24,361)
Unrealized appreciation (depreciation), net  2,538,772   (1,039,235)           124,607       (1,584)           53,261        (7,014)
                                             ---------   ----------            -------       ------            ------        ------
Net increase (decrease) in net assets
 from operations                          $  2,500,033  $(1,121,391)       $   121,814   $   (2,689)      $    47,238   $   (31,518)
                                          ============  ===========        ===========   ==========       ===========   ===========

                                                                     For the Years ended December 31,

                                                 Vanguard                         Vanguard                         Vanguard
                                                 Balanced*                       Equity Index*                 High Yield Bond*
                                                  2003       2002               2003         2002               2003       2002
Investment Income:
 Dividends                                   $   8,773    $       -        $     3,218    $       -       $     6,093    $       -
Expenses:
 Mortality and expense risk charges              4,087        1,342              3,092          724             2,051           332
                                                 -----        -----              -----          ---             -----           ---
Net investment income (loss)                     4,686       (1,342)               126         (724)            4,042          (332)
Realized gains (losses) on investments:
 Realized net investment gain (loss)               856       (4,513)               266       (1,364)            8,410          (862)
 Capital gain distributions received                 -            -              6,436            -                 -             -
                                                  -----       -----              -----        -----             -----         -----
 Realized gain (loss) on investments and
  capital gain distributions, net                  856       (4,513)             6,702       (1,364)            8,410          (862)
Unrealized appreciation (depreciation), net     57,412        2,008             57,073       (3,767)            9,312         3,803
                                                ------        -----             ------       ------             -----         -----
Net increase (decrease) in net assets
 from operations                           $    62,954    $  (3,847)      $     63,901    $  (5,855)      $    21,764   $    2,609
                                           ===========    =========       ============    =========       ===========   ==========

                                                                     For the Years ended December 31,
                                               Vanguard                           Vanguard                         Vanguard
                                        Small Company Growth*                     Mid-Cap Index*                   REIT Index*
                                                 2003          2002            2003           2002              2003          2002
Investment Income:
 Dividends                                    $     24     $      -        $       790      $       -       $   9,230    $        -
Expenses:
 Mortality and expense risk charges              2,231          570              1,526          376             3,731           393
                                                 -----          ---              -----          ---             -----           ---
Net investment income (loss)                    (2,207)        (570)              (736)        (376)            5,499          (393)
                                                ------         ----               ----         ----             -----          ----
Realized gains (losses) on investments:
 Realized net investment gain (loss)               132      (11,769)               842         (572)           25,018        (3,305)
 Capital gain distributions received                 -            -              2,526            -             7,169             -
                                                 -----        -----              -----         -----            -----         -----
 Realized gain (loss) on investments and
  capital gain distributions, net                  132      (11,769)             3,368         (572)           32,187        (3,305)
Unrealized appreciation (depreciation), net     65,053       (5,766)            37,387       (1,251)           63,439         1,105
                                                ------       ------             ------       ------            ------         -----
Net increase (decrease) in net assets
 from operations                             $  62,978   $  (18,105)       $    40,019    $  (2,199)       $  101,125    $   (2,593)
                                             =========   ==========        ===========    =========        ==========    ==========

*Commenced offering on May 1, 2002

The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     For the Years ended December 31,

                                               Janus Aspen                        Janus Aspen                      Janus Aspen
                                                 Growth                           Mid Cap Growth              Capital Appreciation
                                                2003         2002               2003           2002            2003          2002

Increase (decrease) in net assets from
  operations:
 Net investment income (loss)              $   (12,349) $   (13,968)       $  (164,586)  $ (183,288)        $  (4,931)     $ (4,078)
 Realized gains (losses) on investments       (156,703)    (251,597)        (5,034,834)  (6,935,739)          (69,347)     (146,029)
 Unrealized appreciation (depreciation), net   518,389     (161,506)         9,784,852      748,201           228,639        (6,796)
                                               -------     --------          ---------      -------           -------        ------
Net increase (decrease) in net assets
 from operations                               349,337     (427,071)       4,585,432     (6,370,826)          154,361      (156,903)
                                               -------     --------        ---------     ----------           -------      --------
Contract transactions:
 Purchase payments                             176,619      247,875            440,350      676,017           147,743       265,675
 Transfers between subaccounts, net            (27,018)    (158,707)          (602,480)  (1,011,382)          (56,643)     (119,400)
 Withdrawals                                  (103,621)     (84,905)        (1,257,432)  (1,623,724)          (89,069)      (68,020)
 Contract maintenance fees                      (4,842)      (5,088)           (45,146)     (50,898)           (4,438)       (4,817)
 Surrender charges                              (5,563)      (4,133)           (18,474)     (23,963)           (5,570)       (3,747)
                                                ------       ------            -------      -------            ------        ------
Net increase (decrease) in net assets
 derived from contract transactions             35,575       (4,958)        (1,483,182)  (2,033,950)           (7,977)       69,691
Total increase (decrease) in net assets        384,912     (432,029)         3,102,250   (8,404,776)          146,384       (87,212)
Net assets at beginning of year              1,123,390    1,555,419         14,385,555   22,790,331           803,010       890,222
                                             ---------    ---------         ----------   ----------           -------       -------
Net assets at end of year                  $ 1,508,302  $ 1,123,390      $  17,487,805  $14,385,555        $  949,394     $ 803,010
                                           ===========  ===========      =============  ===========        ==========     =========

                                                                     For the Years ended December 31,

                                               Janus Aspen                        Janus Aspen
                                            Worldwide Growth                      Balanced

                                                2003         2002                2003        2002
Increase (decrease) in net assets from
  operations:
 Net investment income (loss)                $     374    $    (822)        $   21,544    $  26,957
 Realized gains (losses) on investments       (116,744)    (106,806)           (53,077)     (71,044)
 Unrealized appreciation (depreciation), net   247,920      (99,088)           255,040     (104,916)
                                               -------      -------            -------     --------
Net increase (decrease) in net assets
 from operations                               131,550     (206,716)           223,507     (149,003)
                                               -------     --------            -------     --------
Contract transactions:
 Purchase payments                              76,599      166,685            264,205      366,176
 Transfers between subaccounts, net            (47,728)     (39,698)          (174,472)     (98,109)
 Withdrawals                                   (62,217)     (49,916)          (171,312)    (186,141)
 Contract maintenance fees                      (2,476)      (2,761)            (6,593)      (6,698)
 Surrender charges                              (3,619)      (3,198)            (7,079)      (8,077)
                                                ------       ------             ------       ------
Net increase (decrease) in net assets
 derived from contract transactions            (39,441)      71,112            (95,251)      67,151
Total increase (decrease) in net assets         92,109     (135,604)           128,256      (81,852)
Net assets at beginning of year                600,732      736,336          1,824,417    1,906,269
                                               -------      -------          ---------    ---------
Net assets at end of year                   $  692,841   $  600,732       $  1,952,673  $ 1,824,417
                                            ==========   ==========       ============  ===========

                                                                     For the Years ended December 31,

                                               T. Rowe Price                      T. Rowe Price                    T. Rowe Price
                                               Prime Reserve                      Limited Term Bond                Equity Income
                                                2003         2002                2003        2002                2003        2002
Increase (decrease) in net assets from
  operations:
 Net investment income (loss)               $  (13,309)   $  14,779         $  184,449   $  233,842         $  17,035     $  15,410
 Realized gains (losses) on investments              -            -            101,966       50,155           (56,451)      (53,360)
 Unrealized appreciation (depreciation), net         -            -            (79,633)     (19,792)          617,765      (345,807)
                                               -------      -------            -------      -------           -------      --------
Net increase (decrease) in net assets
 from operations                               (13,309)      14,779            206,782      264,205           578,349      (383,757)
                                               -------       ------            -------      -------           -------      --------
Contract transactions:
 Purchase payments                             231,619      475,549            417,373      715,954           247,164       768,885
 Transfers between subaccounts, net           (316,508)     661,079            (33,700)     268,386            48,031       176,590
 Withdrawals                                  (485,986)    (652,625)          (624,338)    (536,953)         (223,308)     (220,614)
 Contract maintenance fees                      (5,471)      (5,136)           (10,004)      (8,529)           (6,725)       (5,966)
 Surrender charges                              (8,185)      (9,577)           (15,140)      (4,969)           (8,482)       (9,227)
                                                ------       ------            -------       ------            ------        ------
Net increase (decrease) in net assets
  derived from contract transactions          (584,531)     469,290           (265,809)     433,889            56,680       709,668
                                              --------      -------           --------      -------            ------       -------
Total increase (decrease) in net assets       (597,840)     484,069            (59,027)     698,094           635,029       325,911
Net assets at beginning of year              3,959,010    3,474,941          6,507,365    5,809,271         2,396,000     2,070,089
                                             ---------    ---------          ---------    ---------         ---------     ---------
Net assets at end of year                  $ 3,361,170  $ 3,959,010        $ 6,448,338  $ 6,507,365       $ 3,031,029   $ 2,396,000
                                           ===========  ===========        ===========  ===========       ===========   ===========

                                                                     For the Years ended December 31,

                                               T. Rowe Price                      T. Rowe Price                    T. Rowe Price
                                         Personal Strategy Balanced               Mid-Cap Growth*               International Stock

                                                 2003        2002               2003          2002              2003         2002
Increase (decrease) in net assets from
  operations:
 Net investment income (loss)               $  136,850   $  180,780          $  (3,895)     $  (511)        $     855     $    (143)
 Realized gains (losses) on investments       (175,589)    (262,936)             1,102         (594)           (6,878)      (24,361)
 Unrealized appreciation (depreciation), net 2,538,772   (1,039,235)           124,607       (1,584)           53,261        (7,014)
                                             ---------   ----------            -------       ------            ------        ------
Net increase (decrease) in net assets
 from operations                             2,500,033   (1,121,391)           121,814       (2,689)           47,238       (31,518)
                                             ---------   ----------            -------       ------            ------       -------
Contract transactions:
 Purchase payments                             382,387      661,736             48,197       80,034            34,788        33,344
 Transfers between subaccounts, net            (11,226)    (144,777)           578,770       52,117            47,083        (4,989)
 Withdrawals                                  (993,558)  (1,312,985)           (21,218)           -           (12,304)      (17,466)
 Contract maintenance fees                     (16,702)     (17,089)              (629)         (96)             (346)         (316)
 Surrender charges                            (11,264)      (14,718)               (33)           -              (187)         (788)
                                              -------       -------                ---      -------              ----          ----
Net increase (decrease) in net assets
 derived from contract transactions           (650,363)    (827,833)           605,087      132,055            69,034         9,785
                                              --------     --------            -------      -------            ------         -----
Total increase (decrease) in net assets      1,849,670   (1,949,224)           726,901      129,366           116,272       (21,733)
Net assets at beginning of year             11,152,612   13,101,836            129,366            -           129,936       151,669
                                            ----------   ----------            -------                        -------       -------
Net assets at end of year                  $13,002,282  $11,152,612          $ 856,267    $ 129,366         $ 246,208     $ 129,936
                                           ===========  ===========          =========    =========         =========     =========

                                                                     For the Years ended December 31,

                                                 Vanguard                           Vanguard                         Vanguard
                                                 Balanced*                        Equity Index*                   High Yield Bond*

                                                 2003        2002                2003      2002                     2003     2002
Increase (decrease) in net assets from
  operations:
 Net investment income (loss)                $   4,686    $  (1,342)          $    126  $   (724)          $    4,042   $      (332)
 Realized gains (losses) on investments            856       (4,513)             6,702    (1,364)               8,410          (862)
 Unrealized appreciation (depreciation), net    57,412       2,008              57,073    (3,767)               9,312         3,803
                                                ------       -----              ------    ------                -----         -----
Net increase (decrease) in net assets
 from operations                                62,954       (3,847)            63,901    (5,855)               21,764        2,609
                                                ------       ------             ------    ------                ------        -----
Contract transactions:
 Purchase payments                               78,032      172,830             44,035   101,813                28,579      50,725
 Transfers between subaccounts, net              28,322       96,825            119,055   112,211                41,426      24,048
 Withdrawals                                     (6,598)      (2,323)           (16,074)   (3,313)               (2,276)          -
 Contract maintenance fees                         (587)         (62)              (396)       (9)                 (364)          -
 Surrender charges                                 (285)         (96)               (91)      (18)                  (31)          -
                                                   ----          ---                ---       ---                   ---
Net increase (decrease) in net assets
  derived from contract transactions            98,884      267,174            146,529    210,684               67,334       74,773
                                                ------      -------            -------    -------               ------       ------
Total increase (decrease) in net assets        161,838      263,327            210,430    204,829               89,098       77,382
Net assets at beginning of year                263,327            -            204,829          -               77,382            -
                                               -------                         -------                          ------
Net assets at end of year                    $ 425,165    $ 263,327          $ 415,259  $ 204,829            $ 166,480    $  77,382
                                             =========    =========          =========  =========            =========    =========

                                                                     For the Years ended December 31,

                                                 Vanguard                          Vanguard                          Vanguard
                                          Small Company Growth*                    Mid-Cap Index*                   REIT Index*

                                                2003         2002                2003        2002               2003         2002
Increase (decrease) in net assets from
  operations:
 Net investment income (loss)                $   (2,207)  $     (570)        $     (736)   $    (376)        $   5,499     $   (393)
 Realized gains (losses) on investments             132      (11,769)             3,368         (572)           32,187       (3,305)
 Unrealized appreciation (depreciation), net     65,053       (5,766)            37,387       (1,251)           63,439         1,105
                                                 ------       ------             ------       ------            ------         -----
Net increase (decrease) in net assets
from operations                                  62,978      (18,105)            40,019       (2,199)          101,125       (2,593
                                                 ------      -------             ------       ------           -------       ------
Contract transactions:
 Purchase payments                               61,326       35,252             31,537       48,935            89,758       21,909
 Transfers between subaccounts, net             167,196       71,315             79,594       30,933           160,374       83,558
 Withdrawals                                     (7,350)      (2,241)            (3,865)      (1,392)          (40,556)           -
 Contract maintenance fees                         (356)         (43)              (383)         (69)             (443)         (83)
 Surrender charges                                 (220)         (58)               (82)         (33)             (977)           -
                                                   ----          ---                ---          ---              ----
Net increase (decrease) in net assets
 derived from contract transactions            220,596      104,225            106,801       78,374           208,156       105,384
                                               -------      -------            -------       ------           -------       -------
Total increase (decrease) in net assets        283,574       86,120            146,820       76,175           309,281       102,791
Net assets at beginning of year                 86,120            -             76,175            -           102,791             -
                                                ------                          ------                        -------
Net assets at end of year                    $ 369,694    $  86,120          $ 222,995    $  76,175         $ 412,072     $ 102,791
                                             =========    =========          =========    =========         =========     =========

*Commenced offering on May 1, 2002

The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY Sentry Variable Account II Notes to Financial Statements December 31, 2003 and 2002

1.Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

During 2003, Janus Aspen Aggressive Growth Portfolio was re-named to Janus Aspen Mid Cap Growth Portfolio.

The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

Valuation of Investments

Investments in shares of the Funds are valued at each Fund's offering and redemption price.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities

In 2003, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                      Proceeds
                                                         Purchases    on Sales

Janus Aspen Growth Portfolio                             $  241,941   $  218,714
Janus Aspen Mid Cap Growth Portfolio                        708,474    2,356,242
Janus Aspen Capital Appreciation Portfolio                  202,402      215,311
Janus Aspen Worldwide Growth Portfolio                      100,047      139,113
Janus Aspen Balanced Portfolio                              376,865      450,572
T. Rowe Price Prime Reserve Portfolio                       563,887    1,161,727
T. Rowe Price Limited Term Bond Portfolio                 1,319,495    1,388,299
T. Rowe Price Equity Income Portfolio                       495,220      421,505
T. Rowe Price Personal Strategy Balanced Portfolio        1,040,839    1,546,346
T. Rowe Price Mid-Cap Growth Portfolio                      637,960       36,768
T. Rowe Price International Stock Portfolio                  86,432       16,349
Vanguard Balanced Portfolio                                 136,989       33,418
Vanguard Equity Index Portfolio                             217,314       64,224
Vanguard High Yield Bond Portfolio                          180,459      109,084
Vanguard Small Company Growth Portfolio                     237,058       18,669
Vanguard Mid-Cap Index Portfolio                            122,491       13,902
Vanguard REIT Index Portfolio                               409,930      189,105
                                                            -------      -------
Total                                                    $7,077,803   $8,379,348
                                                         ==========   ==========

In 2002, purchases and proceeds on sales of the Funds' shares were as follows:

Proceeds Purchases on Sales

Janus Aspen Growth Portfolio                             $  294,067   $  313,611
Janus Aspen Aggressive Growth Portfolio                     849,541    3,070,272
Janus Aspen Capital Appreciation Portfolio                  327,881      262,545
Janus Aspen Worldwide Growth Portfolio                      191,266      121,337
Janus Aspen Balanced Portfolio                              538,767      445,219
T. Rowe Price Prime Reserve Portfolio                     1,525,216    1,041,565
T. Rowe Price Limited Term Bond Portfolio                 1,668,016    1,000,563
T. Rowe Price Equity Income Portfolio                     1,261,710      535,190
T. Rowe Price Personal Strategy Balanced Portfolio        1,304,985    1,954,031
T. Rowe Price Mid-Cap Growth Portfolio                      134,720        3,176
T. Rowe Price International Stock Portfolio                  42,494       33,129
Vanguard Balanced Portfolio                                 339,170       73,338
Vanguard Equity Income Portfolio                            218,102        8,142
Vanguard High Yield Bond Portfolio                          102,877       28,436
Vanguard Small Company Growth Portfolio                     147,052       43,397
Vanguard Mid-Cap Index Portfolio                             84,899        6,901
Vanguard REIT Index Portfolio                               146,988       41,997
                                                            -------       ------
Total                                                    $9,177,751   $8,982,849
                                                         ==========   ==========

4.       Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The Company has elected to pass through to the Variable Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                     Units      Units     Net
                                                                        Increase
                                                    Issued   Redeemed (Decrease)

Janus Aspen Growth Portfolio                         50,509    42,848     7,661
Janus Aspen Mid Cap Growth Portfolio                 25,103    77,399   (52,296)
Janus Aspen Capital Appreciation Portfolio           36,609    37,996    (1,387)
Janus Aspen Worldwide Growth Portfolio               19,841    27,794    (7,953)
Janus Aspen Balanced Portfolio                       38,092    49,283   (11,191)
T. Rowe Price Prime Reserve Portfolio                26,858    56,037   (29,179)
T. Rowe Price Limited Term Bond Portfolio            33,904    42,400    (8,496)
T. Rowe Price Equity Income Portfolio                42,842    38,302     4,540
T. Rowe Price Personal Strategy Balanced Portfolio   26,153    49,423   (23,270)
T. Rowe Price Mid-Cap Growth Portfolio               65,730     3,328    62,402
T. Rowe Price International Stock Portfolio          13,785     2,434    11,351
Vanguard Balanced Portfolio                          13,217     2,902    10,315
Vanguard Equity Index Portfolio                      22,148     7,105    15,043
Vanguard High Yield Bond Portfolio                   16,683     9,866     6,817
Vanguard Small Company Growth Portfolio              25,233     1,799    23,434
Vanguard Mid-Cap Index Portfolio                     12,911     1,303    11,608
Vanguard REIT Index Portfolio                        38,182    16,306    21,876

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                    Units    Units       Net
                                                                      Increase
                                                   Issued   Redeemed (Decrease)

Janus Aspen Growth Portfolio                       55,176    56,912    (1,736)
Janus Aspen Aggressive Growth Portfolio            30,062   104,753   (74,691)
Janus Aspen Capital Appreciation Portfolio         56,757    44,956    11,801
Janus Aspen Worldwide Growth Portfolio             34,073    21,287    12,786
Janus Aspen Balanced Portfolio                     55,648    48,566     7,082
T. Rowe Price Prime Reserve Portfolio              73,415    50,001    23,414
T. Rowe Price Limited Term Bond Portfolio          46,315    31,588    14,727
T. Rowe Price Equity Income Portfolio             111,716    48,932    62,784
T. Rowe Price Personal Strategy Balanced Portfolio 35,369    65,177   (29,808)
T. Rowe Price Mid-Cap Growth Portfolio             16,604       323    16,281
T. Rowe Price International Stock Portfolio         6,713     5,343     1,370
Vanguard Balanced Portfolio                        36,672     7,766    28,906
Vanguard Equity Income Portfolio                   26,087       907    25,180
Vanguard High Yield Bond Portfolio                 10,810     2,915     7,895
Vanguard Small Company Growth Portfolio            16,982     5,716    11,266
Vanguard Mid-Cap Index Portfolio                   10,340       748     9,592
Vanguard REIT Index Portfolio                      15,416     4,450    10,966

6. Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows:

                                                                     Expenses as
                                                                       a % of   Income
                                                    Net Assets         Average  as a % of
                                                     Unit                 Net     Net     Total
Portfolio                                   Units    Value   (000s)     Assets* Assets   Return
Janus Aspen Growth                         263,699  $ 5.72 $ 1,508       1.20%    0.09%   30.19%
Janus Aspen Mid Cap Growth                 523,724   33.39  17,488       1.20      -      33.53
Janus Aspen Capital Appreciation           156,054    6.08     949       1.20     0.48    19.10
Janus Aspen Worldwide Growth               124,544    5.56     693       1.20     1.11    22.52
Janus Aspen Balanced                       205,403    9.51   1,953       1.20     2.21    12.69
T. Rowe Price Prime Reserve                168,104   19.99   3,361       1.20     0.69    (0.54)
T. Rowe Price Limited Term Bond            205,498   31.38   6,448       1.20     3.80     3.01
T. Rowe Price Equity Income                248,611   12.19   3,031       1.20     1.70    24.02
T. Rowe Price Personal Strategy Balanced   391,993   33.17  13,002       1.20     2.22    23.33
T. Rowe Price Mid-Cap Growth                78,683   10.88     856       1.20      -      36.78
T. Rowe Price International Stock           35,655    6.91     425       1.20     2.58    18.82
Vanguard Equity Index                       40,223   10.32     415       1.20     1.24    26.74
Vanguard High Yield Bond                    14,712   11.32     166       1.20     3.61    15.28
Vanguard Small Company Growth               34,700   10.65     370       1.20     0.01    39.20
Vanguard Mid-Cap Index                      21,200   10.52     223       1.20     0.61    32.27
Vanguard REIT Index                         32,842   12.55     412       1.20     2.97    33.68

*Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended december 31, 2002 follows:

                                                                     Expenses as
                                                                       a % of         Income
                                                    Net Assets         Average      as a % of
                                                     Unit                 Net          Net          Total
Portfolio                                   Units    Value   (000s)     Assets*      Assets         Return
Janus Aspen Growth                         256,038 $ 4.39   $ 1,123      1.20%        -%         (27.29)%
Janus Aspen Aggressive Growth              576,020  24.97    14,386      1.20         -          (28.69)
Janus Aspen Capital Appreciation           157,441   5.10       803      1.20       .58          (16.56)
Janus Aspen Worldwide Growth               132,497   4.53       601      1.20       .93          (26.29)
Janus Aspen Balanced                       216,594   8.42     1,824      1.20      2.47           (7.42)
T. Rowe Price Prime Reserve                197,283  20.07     3,959      1.20      1.44            0.41
T. Rowe Price Limited Term Bond            213,994  30.41     6,507      1.20      4.83            4.31
T. Rowe Price Equity Income                244,071   9.82     2,396      1.20      1.68          (14.03)
T. Rowe Price Personal Strategy Balanced   415,263  26.86    11,153      1.20      2.57           (8.77)
T. Rowe Price Mid-Cap Growth                16,281   7.95       129      1.20***      -***       (20.54)**
T. Rowe Price International Stock           24,304   5.35       130      1.20       .95          (19.16)
Vanguard Balanced                           28,906   9.11       263      1.20***      -***        (8.90)**
Vanguard Equity Income                      25,180   8.13       205      1.20***      -***       (18.66)**
Vanguard High Yield Bond                     7,895   9.80        77      1.20***      -***        (1.99)**
Vanguard Small Company Growth               11,266   7.64        86      1.20***      -***       (23.56)**
Vanguard Mid-Cap Index                       9,592   7.94        76      1.20***      -***       (20.58)**
Vanguard REIT Index                         10,966   9.37       103      1.20***      -**         (6.26)**

*Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

**For the period May 1, 2002 through December 31, 2002.

***Annualized.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows:

                                                                     Expenses as
                                                                       a % of         Income
                                                    Net Assets         Average      as a % of
                                                     Unit                 Net          Net          Total
Portfolio                                   Units    Value   (000s)     Assets*      Assets         Return
Janus Aspen Growth                         257,774 $ 6.03   $ 1,555      1.20%       .07%          (25.73)%
Janus Aspen Aggressive Growth              650,711  35.02    22,790      1.20          -           (40.22)
Janus Aspen Capital Appreciation           145,640   6.11       890      1.20       1.40           (22.72)
Janus Aspen Worldwide Growth               119,711   6.15       736      1.20        .53           (23.46)
Janus Aspen Balanced                       209,512   9.10     1,906      1.20       3.10            (5.94)
T. Rowe Price Prime Reserve                173,869  19.99     3,475      1.20       3.92             2.68
T. Rowe Price Limited Term Bond            199,267  29.15     5,809      1.20       5.56             7.07
T. Rowe Price Equity Income                181,287  11.42     2,070      1.20       1.53             0.08
T. Rowe Price Personal Strategy Balanced   445,071  29.44    13,102      1.20       2.87            (3.73)
T. Rowe Price International Stock           22,934   6.61       152      1.20       2.14           (23.37)

*Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

7. Concentrations of Ownership

At December 31, 2003 significant concentrations of ownership were as follows:

                                           Number of
                                        Contract Owners    Percentage Owned

T. Rowe Price Mid-Cap Growth Portfolio          1                28.5
T. Rowe Price International Stock Portfolio     2                28.1
Vanguard Balanced Portfolio                     1                13.0
Vanguard Equity Income Portfolio                1                20.7
Vanguard High Yield Bond Portfolio              1                19.7
Vanguard Small Company Growth Portfolio         1                11.2
Vanguard Mid-Cap Index Portfolio                1                10.4
Vanguard REIT Index Portfolio                   1                19.3

At December 31, 2002 significant concentrations of ownership were as follows:
                                            Number of
                                        Contract Owners   Percentage Owned

T. Rowe Price Mid-Cap Growth Portfolio          3                58.8
T. Rowe Price International Stock Portfolio     1                29.5
Vanguard Balanced Portfolio                     2                27.9
Vanguard Equity Income Portfolio                3                64.9
Vanguard High Yield Bond Portfolio              2                50.6
Vanguard Small Company Growth Portfolio         2                37.2
Vanguard Mid-Cap Index Portfolio                4                47.2
Vanguard REIT Index Portfolio                   2                27.1

                         SENTRY LIFE INSURANCE COMPANY
            Report on Audits of Statutory-Basis Financial Statements
                 For the Years Ended December 31, 2003 and 2002

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Sentry Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.


Our audit was conducted for the purpose of forming an opinion on the basic statutory-basis financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Supplemental Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2003 and for the year then ended are presented for the purposes of additional analysis and are not a required part of the basic statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in the audit of the basic statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory-basis financial statements taken as a whole.

This report is intended solely for the information and use of the board of directors and the management of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

/PricewaterhouseCoopers LLP

February 18, 2004

                         SENTRY LIFE INSURANCE COMPANY
                         Statutory-Basis Balance Sheets

December 31, 2003 and 2002

Assets                                    2003                2002

Investments:
  Bonds                               $1,381,429,838   $1,249,205,573
  Investment in subsidiary                 6,532,617       10,163,100
  Policy loans                            21,073,515       22,173,094
  Cash and short-term investments         12,194,363       57,201,837
                                          ----------       ----------
Total investments                      1,421,230,333    1,338,743,604

Accrued investment income                 22,853,327       21,174,474

Premiums deferred and uncollected          5,106,079        5,092,522

Other assets                               5,664,250        5,917,484

Assets held in separate accounts         856,437,383      632,658,509
                                         -----------      -----------
Total admitted assets                 $2,311,291,372   $2,003,586,593
                                      ==============   ==============

The accompanying notes are an integral part of these statutory-basis financial statements

                         SENTRY LIFE INSURANCE COMPANY
                   Statutory-Basis Balance Sheets (continued)
                           December 31, 2003 and 2002

Liabilities                                         2003          2002

Future policy benefits:
  Life                                       $  264,126,975   $262,463,557
  Accident and health                            24,852,303     20,854,133
  Annuity                                       958,289,663    902,245,175
Policy and contract claims:
  Life                                            3,778,294      3,560,735
  Accident and health                               482,992        654,418
Premium and other deposit funds                   2,176,453      1,524,248
Other policyholder funds                          3,622,415      2,371,943
Accounts payable and other liabilities            2,629,555      2,588,778
Federal income taxes accrued                      9,262,279      6,351,833
Asset valuation reserve                           1,582,666        384,512
Interest maintenance reserve                      3,696,404        895,357
Liabilities related to separate accounts        843,240,893    621,526,693
                                                -----------    -----------
Total liabilities                             2,117,740,892  1,825,421,382
                                              =============  =============
Capital Stock and Surplus

Capital stock, $10 par value;
  authorized 400,000 shares; issued and
  outstanding 316,178 shares                      3,161,780      3,161,780
Paid-in surplus                                  43,719,081     43,719,081
Earned surplus, unappropriated                  146,669,619    131,284,350
                                                -----------    -----------
  Total capital stock and surplus               193,550,480    178,165,211
                                                -----------    -----------
 Total liabilities, capital stock
    and surplus                              $2,311,291,372 $2,003,586,593
                                             ============== ==============

The accompanying notes are an integral part of these statutory-basis financial statements

                         SENTRY LIFE INSURANCE COMPANY
                    Statutory-Basis Statements of Operations
                              For the years ended
                           December 31, 2003 and 2002

                                                    2003          2002
Revenues
Premiums and other income
Premiums and annuity considerations            $226,108,325   $356,542,563
Commissions and expense allowances on
reinsurance ceded                                 4,924,998      6,175,002
Net investment income                            99,919,884      96,073,170
Other income                                      7,646,208       7,812,758
                                                  ---------       ---------
Total revenues                                  338,599,415     466,603,493
                                                -----------     -----------
Benefits and expenses
Policyholder benefits and fund withdrawals      177,420,425    152,584,133
Increase in future policy benefits
and other reserves                               61,619,789    103,058,696
Commissions                                       5,213,067      5,208,158
Other expenses                                   26,740,105     27,931,541
Transfers to separate accounts, net              39,750,515    149,944,301
                                                 ----------    -----------
Total benefits and expenses                     310,743,901    438,726,829
                                                -----------    -----------
Income before federal income tax expense and
net realized losses on investments               27,855,514     27,876,664

Federal income tax expense, less tax on net
realized losses and transfers to the IMR         10,072,000      8,313,216
                                                 ----------      ---------
Income before net realized losses on
investments                                      17,783,514     19,563,448

Net realized losses on investments                 (403,646)   (10,830,244)
                                                   --------    -----------
Net income                                    $  17,379,868   $  8,733,204
                                              =============   ============

The accompanying notes are an integral part of these statutory-basis financial statements

                         SENTRY LIFE INSURANCE COMPANY
          Statutory-Basis Statements of Changes in Capital and Surplus
                              For the years ended
                           December 31, 2003 and 2002

                                                    2003            2002


Capital stock, beginning and end of year      $   3,161,780    $ 3,161,780
                                              -------------    -----------
Paid-in surplus, beginning and end of year       43,719,081     43,719,081
                                                 ----------     ----------
Earned surplus, unappropriated:
 Balance at beginning of year                   131,284,350    122,246,128
 Net income                                      17,379,868      8,733,204
 Change in nonadmitted assets                      (702,695)    (3,094,804)
 Change in asset valuation reserve               (1,198,154)     1,374,259
 Change in net deferred income tax                1,255,235      2,455,762
 Change in surplus in separate accounts           2,239,030       (137,031)
 Change in net unrealized losses
   on investments                                (3,588,015)      (293,168)
                                                 ----------       --------
Balance at end of year                          146,669,619    131,284,350
                                                -----------    -----------
Total capital stock and surplus               $ 193,550,480  $ 178,165,211
                                              =============  =============

The accompanying notes are an integral part of these statutory-basis financial statements

                         SENTRY LIFE INSURANCE COMPANY
                    Statutory-Basis Statements of Cash Flows
                 For the years ended December 31, 2003 and 2002

                           2003     2002


Operating Activities
 Premiums and annuity considerations           $225,996,120  $ 356,951,926
 Investment income received (excluding
   realized gains and losses and net of
   investment expenses)                          95,569,206     93,322,342
 Other income received                            7,586,220      7,895,064
 Benefits and loss related payments            (176,032,334)  (153,194,917)
 Commissions, expenses paid, and aggregate
  write-ins for deductions                      (26,661,484)   (26,492,976)
 Net transfers to separate accounts             (39,510,250)  (149,839,577)
 Dividends to policyholders paid                   (276,024)      (319,511)
 Federal income taxes paid                       (7,161,554)    (6,269,068)

Net cash from operating activities               79,509,900    122,053,283

Investment Activities
 Proceeds from bonds sold, matured, or repaid   263,316,535    139,277,402
 Cost of bonds acquired                        (390,408,189)  (212,242,301)
 Net decrease in policy loans                     1,099,579        791,955

Net cost from investments                      (125,992,075)   (72,172,944)

Financing Activities
 Net deposits on deposit type contracts and
  other insurance liabilities                       555,849         (9,097)
 Other cash provided (applied)                      918,852    (16,485,497)

Net cash from financing and miscellaneous
  activities                                      1,474,701    (16,494,594)

Increase (decrease) in cash and short-term
  investments                                   (45,007,474)    33,385,745

Cash and short-term investments:
  Beginning of year                              57,201,837     23,816,092
  End of year                                 $  12,194,363    $57,201,837

The accompanying notes are an integral part of these statutory-basis financial statements

                         SENTRY LIFE INSURANCE COMPANY
                 Notes to Statutory-Basis Financial Statements

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group life and health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products. The Company owns 100% of Sentry Life Insurance Company of New York (SLONY), which writes individual life insurance and annuities and group life, health, and pension products in New York.

The Company maintains its accounts in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. The Company is required to prepare its statutory basis financial statements in accordance with the National Association of Insurance Commissioners (NAIC's) Accounting Practices and Procedures Manual (APPM), subject to any deviations prescribed or permitted by the OCI.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Significant Accounting Policies

A. Investment Securities

Investment securities are valued in accordance with the requirements of the NAIC as follows: bonds which qualify for amortization are stated at amortized cost using the interest method, and bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under accounting principles generally accepted in the United States of America (GAAP), bonds would be classified as either trading, available for sale or held-to-maturity. The carrying value for those securities classified as held-to-maturity would be amortized cost under GAAP. All other debt securities would be carried at market value under GAAP, with unrealized gains and losses on securities in the trading and available for sale categories recognized in net income and directly to surplus, respectively. Common stock of the Company's investment in SLONY is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, the entity's balance sheet and results of operations would be consolidated with the Company. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximate market value.

Investment income is recorded when earned. Market value adjustments on investments carried at market are reflected in earned surplus as unrealized gains (losses) on investments net of any related deferred taxes. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC. Realized investment gains and losses also include valuation adjustments for impairment of bonds and other invested assets with a decline in value that management considers to be other than temporary. In determining whether impairments are other than temporary, the Company takes into consideration the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value and the credit quality of the issuer of fixed income securities. When it is determined that an investment is other than temporarily impaired, the Companies write the carrying value down to the fair value and recognize a realized loss. Such impairments result in the establishment of a new cost basis for these assets. Income on mortgage-backed securities is recognized using an effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment income earned on the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

B. Nonadmitted Assets

For statutory accounting purposes, certain assets are designated as "nonadmitted" (principally deferred tax assets and certain receivables) and have been excluded from the balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

Nonadmitted assets totaled $15,175,332 and $14,434,675 at December 31, 2003 and 2002, respectively. Nonadmitted deferred tax assets comprised $15,137,050 and $13,928,904 of the total nonadmitted assets at December 31, 2003 and 2002, respectively.

C. Policy Benefits

Liabilities for life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years. Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6.75%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premium.

Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 2.5% to 15.0%. Reserves are calculated using the Commissioner's method but are set equal to the cash surrender value when that value exceeds the reserve calculated using the Commissioner's valuation method.

Group health reserves consist predominantly of long-term disability reserves representing the present value of amounts not yet due calculated using standard disability tables and various interest rates.

Reserves for deposit contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future payments when such payments are guaranteed.

Under GAAP, traditional life reserves would be computed using mortality, withdrawal, interest rate, and expense assumptions that are based on Company experience, including a provision for adverse deviation. Reserves for universal life-type and investment contracts would generally be based on the contract account value.

D. Interest Maintenance Reserve (IMR)

Realized capital gains and losses on the Company's fixed income investments attributable to interest rate changes are deferred in the Interest Maintenance Reserve (IMR) net of tax. The IMR adjusts the impact of realized gains and losses on earned surplus by deferring realized gains and losses and amortizing them into investment income over the approximate remaining lives of the investments sold. For GAAP purposes, there is no such reserve.

E. Asset Valuation Reserve (AVR)

The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. An AVR is not allowed for GAAP purposes.

F. Revenue and Expense

Recognition Premiums for traditional life insurance policies and limited payment contracts are taken into income when due. Amounts collected on policies that do not subject the Company to any risks arising from policyholder mortality or morbidity (deposit contracts), such as supplementary contracts without life contingencies, are recorded as increases to policyholder account balances. Revenue for these policies consists of net investment income and policy charges. Under GAAP, revenue on contracts without significant mortality or longevity risk (investment contracts) would be accounted for similar to deposit contracts.

The Company has no direct employees and does not own equipment. It utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent and data processing services) between certain affiliated companies. The Company recognized expenses of $27,403,459 and $28,125,637 for 2003 and 2002 respectively, under this allocation agreement.

G. Acquisition Costs

Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods or expected life of the contract.

H. Federal Income Tax

The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement approved by the Company's Board of Directors.

The Company records deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Changes in net deferred assets and liabilities are recorded directly to surplus under statutory accounting. The admissibility of net deferred tax assets recorded are subject to various limitations set forth in the APPM. GAAP accounting requires these changes to be recorded through the income statement.

I. Separate Accounts

Transfers as reported in the Summary of Operations of the Separate Accounts
Statement:

Transfers to separate accounts                $ 139,255,115
Transfers from separate accounts                (96,076,227)

Net transfers to separate accounts               43,178,888

Reconciling adjustments:
  Contract fees                                    (191,183)
  Other                                                 920
  Reinvested risk fees                           (3,253,990)
  Seed money investment                              15,880

Total adjustments                                (3,428,373)

Transfers as reported in the
Statutory-Basis Statement of Operations     $    39,750,515

The Company issues group annuity contracts which include the option of placing deposits received in connection with these contracts in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts which require deposits to be placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. Separate account assets, consisting primarily of mutual funds, are reported at market value and include the Company's interest in the separate accounts (seed money). Liabilities relating to contractholders are generally recorded at amounts equal to assets, but a contra-liability is recorded to adjust separate account liabilities to amounts computed using applicable statutory reserving tables. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statements of operations. Investment income and realized and unrealized capital gains and losses of the separate account assets accrue directly to contractholders and, therefore, are not included in the Company's statement of operations. The Company's seed money investment, including appreciation or depreciation, is reflected in capital stock and surplus through recognition of surplus in the separate accounts.

J. Reinsurance

Reinsurance premiums, commission expense reimbursements and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying Statutory-Basis Statements of Operations.

2. Investments

The carrying value and estimated market value of bonds are as follows:

                                                          Gross         Gross        Estimated
                                         Carrying       Unrealized   Unrealized        Market
At December 31, 2003                      Value           Gains        Losses          Value
US Government                       $  153,726,793   $  7,961,452   $  773,954  $   160,914,291
Political subdivisions of states,
  territories, and possessions           8,717,460        516,558       48,309        9,185,709
Special revenue and special
  assessment obligations               182,775,559     10,845,143    1,962,703      191,657,999
Public utilities                       327,667,061     28,458,481    1,485,446      354,640,096
Industrial and miscellaneous           708,542,965     65,555,846    2,390,302      771,708,509
                                       -----------     ----------    ---------      -----------
Total                               $1,381,429,838   $113,337,480   $6,660,714   $1,488,106,604
                                    ==============   ============   ==========   ==============

                                                          Gross         Gross        Estimated
                                         Carrying       Unrealized   Unrealized        Market
At December 31, 2003                      Value           Gains        Losses          Value
US Government                       $  140,893,713   $ 10,979,002    $       -   $  151,872,715
Political subdivisions of states,
territories, and possessions             2,993,310        294,540            -        3,287,850
Special revenue and special
assessment obligations                 170,288,038     13,299,385            -      183,587,423
Public utilities                       363,302,760     26,516,296    4,328,531      385,490,525
Industrial and miscellaneous           571,727,752     54,433,737    5,621,641      620,539,848
                                       -----------     ----------    ---------      -----------
Total                               $1,249,205,573   $105,522,960   $9,950,172   $1,344,778,361
                                    ==============   ============   ==========   ==============

Carrying value and estimated market value of bonds at December 31, 2003, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                               Estimated
                                              Carrying          Market
December 31, 2003                               Value           Value

Due in one year or less                  $   17,011,022   $   17,339,513
Due after one year through five years       136,131,546      151,762,563
Due after five years through ten years      124,191,375      138,769,554
Due after ten years                         887,206,316      952,982,714
                                            -----------      -----------
Subtotal                                  1,164,540,259    1,260,854,344

Mortgage-backed securities                  216,889,579      227,252,260

Total                                    $1,381,429,838   $1,488,106,604
                                         ==============   ==============


There are no securities purchased prior to January 1, 1994, where historical cash flows are not available. Prepayment assumptions for single class and multi-class mortgage-asset-backed securities were obtained from Hub Data. The Company used Hub Data and A.G. Edwards data pricing services in determining the market values for its loan-backed securities. The Company has no negative yield situations requiring a change from the retrospective to prospective methodology.

Gross gains and losses realized from the disposition of bonds are as follows:

Years ended December 31         2003          2002

Bond sales:
Proceeds                   $ 41,962,427   $70,535,490
Gross gains                   1,694,430     3,551,530
Gross losses                  2,876,004     8,546,153

Other bond dispositions:
Proceeds                    221,354,108    68,741,911
Gross gains                   7,182,254       777,059
Gross losses                     91,704        79,726

At December 31, 2003 and 2002, investments carried at $3,565,622 and $3,181,451 respectively, were on deposit with various governmental agencies as required by law.

3. Investment in SLONY

Condensed financial information regarding SLONY is as follows:

                                    2003          2002

Investments                     $28,688,292   $33,526,066
Total assets                     42,787,072    43,974,252
Policy reserves and benefits     21,950,635    23,420,706
Total liabilities                36,254,455    33,811,152
Statutory capital and surplus     6,532,617    10,163,100
Premium income                    5,251,526     9,481,158
Net investment income             2,246,105     2,364,008
Benefits and expenses             6,869,975    10,750,124
Net income                          519,194       524,308

4. Net Investment Income and Net Realized and Unrealized Gains (Losses)

Sources of net investment income for 2003 and 2002 are as follows:

                                           2003          2002

Dividends received from subsidiary   $  4,000,000   $   950,000
Interest:
Bonds                                  93,915,690    92,932,027
Short-term investments                    452,347       378,354
Other investments                       1,492,730     1,556,281
Amortization of IMR                       620,895       673,597

Gross investment income               100,481,662    96,490,259
Investment expense                        561,778       417,089

Net investment income                $ 99,919,884   $96,073,170

The components of net realized gains (losses) and changes in net unrealized gain (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                                 Realized                      Unrealized

                            2003           2002            2003        2002

Common stock of
  unconsolidated
  subsidiary           $         -      $         -    $(3,630,483)  $(411,449)
Bonds                    3,021,415      (14,988,406)        56,292     (34,523)
Seed money in
 separate accounts          (3,120)               -          9,040      (5,056)
Capital gains tax                -        2,760,216        (22,864)    157,860

Pre-IMR capital gains
  (losses), net of tax   3,018,295      (12,228,190)    (3,588,015)   (293,168)
IMR capital gains
  transferred into the
  IMR, net of tax       (3,421,941)       1,397,946              -           -

                      $   (403,646)    $(10,830,244)   $(3,588,015)  $(293,168)

The following table shows for bonds the fair value and excess carrying value over fair value, aggregated by investment category and length of time that individual securities have been in a continuous position where carrying value exceeds fair value at December 31, 2003.

                          Less than 12 months            12 months or more                    Total

                                           Excess                    Excess                    Excess
                                          Carrying                  Carrying                  Carrying
                                         Value Over                Value Over                 Value Over
December 31, 2003          Fair Value    Fair Value    Fair Value  Fair Value  Fair Value     Fair Value
US Governments           $ 24,525,662   $  773,954      $     -   $      -   $ 24,525,662   $  773,954
Political subdivisions
of states, territories
and possessions             1,552,573       48,309            -          -      1,552,573       48,309
Special revenue and
assessments                34,135,263    1,962,703            -          -     34,135,263    1,962,703

Public utilities           41,577,918    1,440,056    2,954,610     45,390     44,532,528    1,485,446
Industrial and
miscellaneous              65,134,577    2,156,870    2,216,823    233,432     67,351,400    2,390,302

Total temporarily
impaired securities      $166,925,993   $6,381,892   $5,171,433   $278,822   $172,097,426   $6,660,714


5. Income Taxes

The provision for incurred federal income taxes reported in the statement of operations consists of the following:

Years ended December 31    2003     2002

Federal income tax expense/(benefit)
  on operations                              $  11,020,551     $  8,313,216
Federal income tax expense/(benefit)
  on capital gains/(losses)                              -       (2,760,216)
Utilization of capital loss carry-forwards        (948,551)               -

Federal income taxes incurred                $  10,072,000     $  5,553,000

The provision for total income taxes is different from that which would be obtained by applying the statutory federal income tax rate to pre-tax book income, which includes operations and realized gains and losses. The significant items causing this difference are as follows:

Year ended December 31                              2003     Effective Rate

Current federal income tax expense/(benefit)
computed at statutory rate                     $  9,608,154      35.0%
IMR and other                                       986,864       3.6%
Other prior year adjustments                        556,036       2.0%
Net impact of prior year provision
to return difference                               (934,289)     (3.4)%
Dividend from subsidiary                         (1,400,000)     (5.1)%

Total                                          $  8,816,765      32.1%


Federal income taxes incurred                  $ 10,072,000      36.7%
Change in deferred income taxes                  (1,255,235)     (4.6)%

Total federal income tax expense/(benefit)     $  8,816,765      32.1%


The Company records federal deferred income tax assets and liabilities which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities.

Deferred tax assets for 2003 and 2002 are presented below:

December 31                             2003           2002           Change

Policy reserves                   $ 11,461,571    $ 10,977,135    $   484,436
Other investment related             7,227,106       3,546,935      3,680,171
Deferred acquisition costs           2,442,866       2,489,251        (46,385)
Other than temporarily impaired
investment securities                1,309,596         990,915        318,681
Other                                  118,340         166,732        (48,393)
Nonadmitted assets                      11,912           6,941          4,971
Unrealized capital losses                2,685           2,686              -

Gross deferred tax assets         $ 22,574,076    $ 18,180,595    $ 4,393,481
Deferred tax assets nonadmitted    (15,137,050)    (13,928,904)    (1,208,146)

Admitted deferred tax assets      $  7,437,026    $  4,251,691    $ 3,185,335

Deferred tax liabilities for 2003 and 2002 are presented below:

December 31                          2003        2002        Change

Other investment related          $5,131,224   $1,992,978   $3,138,246
Unrealized capital gains           1,807,975    1,785,109       22,866

Gross deferred tax liabilities    $6,939,199   $3,778,087   $3,161,112

Net admitted deferred tax asset   $  497,827   $  473,604   $   24,223

The components of the net deferred tax asset recognized in the Company's assets, liabilities and surplus are as follows:

December 31                              2003            2002          Change

Total of gross deferred tax assets  $ 22,574,076    $ 18,180,595    $ 4,393,481
Total of deferred tax liabilities     (6,939,199)     (3,778,087)    (3,161,112)

Net deferred tax asset              $ 15,634,877    $ 14,402,508    $ 1,232,369
Deferred tax asset nonadmitted       (15,137,050)    (13,928,904)    (1,208,146)

Net admitted deferred tax asset     $    497,827    $    473,604    $    24,223

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory-Basis Statements of Operations and Changes in Capital and Surplus):


December 31                                  2003          2002       Change

Gross deferred tax assets                $22,574,076   $18,180,595   $4,393,481
Gross deferred tax liabilities             6,939,199     3,778,087    3,161,112

Net deferred tax asset                   $15,634,877   $14,402,508   $1,232,369
Tax effect of unrealized gains (losses)    1,805,290     1,782,424       22,866

Change in net deferred income tax        $17,440,167   $16,184,932   $1,255,235

At December 31, 2003, the Company had no operating loss carry-forwards. At December 31, 2003, the company has capital loss carry-forwards of $8,283,184, which expire in 2007. The Company incurred federal income taxes of $10,072,164, $5,124,648 and $5,840,623 for the years 2003, 2002 and 2001, respectively. These amounts will be available for recoupment in the event of future net losses.

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are added to taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The aggregate accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $158,497,053, respectively, at December 31, 2003. A deferred tax liability was not recognized on the $5,605,476 although this amount could become taxable in the extent that future shareholder dividends are paid from this account.

The federal income tax returns of the Company and the consolidated group have been examined through 1999. SIAMCO and the Internal Revenue Service have resolved all issues relating to 1999 and prior years. In the opinion of management, future tax assessments related to prior years are not expected to have a material adverse impact on the financial statements.

The following entities participate in the consolidated federal income tax return allocation agreement and the filing of a consolidated federal income tax return:

Dairyland Insurance Company                   Sentry Insurance a Mutual Company
Middlesex Insurance Company                   Sentry Insurance Agency, Inc.
Patriot General Insurance Company             Sentry Insurance Holding Company
Parker Stevens Agency, Inc.                   Sentry Investment Management, Inc.
Parker Stevens Agency of Massachusetts, Inc.  Sentry Life Insurance Company
Parker Stevens Agency of Texas, Inc.          Sentry Life Insurance Company of
                                                New York
Sentry Aviation Services, Inc.                Sentry Select Insurance Company
Sentry Casualty Company                       Sentry Services, Inc.
Sentry Equity Services, Inc.                  WAULECO, Inc.


The method of allocation between the Company and SIAMCO is subject to a written agreement approved by the Company's Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Inter-company tax balances are settled within 90 days of the end of the year. A final settlement is made within 90 days after filing the federal income tax returns.

6. Disclosures About Fair Values of Financial Instruments

Statutory accounting principles define fair values of financial instruments as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The fair values presented below may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the statutory disclosure requirements. Financial instruments, which are exempt, include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

For cash and short-term investments and accrued investment income, the carrying amount approximates fair value. Policy loans are an integral part of the underlying insurance contract and have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5% to 8%.

The following methods and assumptions were used to estimate the fair value of each significant class of financial instruments for which it is practicable to estimate that value:

Bonds

Estimated fair value is generally based on market values published by the NAIC's Securities Valuation Office (SVO). If a market value from SVO is not available, fair value is based on quoted prices provided by independent pricing services or is estimated by management based on quoted market prices of comparable securities.

Separate Accounts

The fair value of assets held in separate accounts are based on quoted market prices; separate account liabilities relate to fair value of assets and reflect current settlement values.

Aggregate Reserves for Investment-Type Contracts

The fair value of investment-type contracts is estimated by reducing the policyholder liability for applicable surrender charges.

Structured Settlements

The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

Liability for Premium and Other Deposit Funds

The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those with no stated maturity, the fair value is estimated by calculating the surrender value.

The estimated fair values of the Company's significant financial instruments are as follows:
                                                  Statement        Estimated
At December 31, 2003                                Value          Fair Value

Assets:
  Bonds                                         $1,381,429,838   $1,488,106,604
  Assets held in separate accounts                 856,437,383      856,437,383
Liabilities:
  Aggregate reserves for annuity contracts         902,550,511      894,859,613
  Structured settlements                            55,739,152       66,990,459
  Liabilities for premium and other deposit funds    2,176,453        2,176,453
  Liabilities related to separate accounts         843,240,893      843,240,893

                                                    Statement        Estimated
At December 31, 2002                                  Value          Fair Value

Assets:
Bonds                                            $1,249,205,573  $1,344,778,361
Assets held in separate accounts                    632,658,509     632,658,509
Liabilities:
Aggregate reserves for annuity contracts            846,284,448     841,953,357
Structured settlements                               55,960,727      64,247,736
Liabilities for premium and other deposit funds       1,524,248       1,524,248
Liabilities related to separate accounts            621,526,693     621,526,693


7. Reinsurance

The Company has entered into assumed reinsurance contracts for participation in reinsurance pools and to provide surplus protection for its wholly-owned subsidiary. The Company has provided notice to discontinue future pool participation.

Assumed life in-force amounted to approximately 0.4% and 36% of total in-force (before ceded reinsurance) at December 31, 2003 and 2002, respectively.

The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:

                               Affiliated                Unaffiliated

December 31, 2003         Assumed        Ceded       Assumed       Ceded

Premiums $                226,030   $  6,636,256   $5,655,982   $5,520,996
Benefits                  396,036     26,774,353    5,596,026    5,012,590
Commissions                 3,304      4,071,283            -      852,951
Future policy benefits:
Life and annuities         55,578              -       11,242    4,309,083
Accident and health             -    143,022,685            -       66,834
Intercompany receivable         -      2,168,155            -            -

                               Affiliated                Unaffiliated
December 31, 2002         Assumed       Ceded        Assumed       Ceded

Premiums $                259,089   $  7,930,294   $9,488,209   $5,145,054
Benefits                        -     33,220,904    9,648,135      729,149
Commissions                 3,580      4,768,299            -    1,406,702
Future policy benefits:
Life and annuities         52,252              -       13,919    3,330,791
Accident and health             -    158,491,463            -       67,680
Intercompany receivable         -      2,219,898            -            -


8. Commitments and Contingencies

In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments will not have a material adverse effect on the financial statements.

9. Other Related Party Transactions

The Company has issued insurance and investment contracts to certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $71.2 million and $203.0 million in 2003 and 2002, respectively.

Liabilities held in both the general and separate accounts totaled $1,053.7 million in 2003 and $889.6 million in 2002 and consisted primarily of liabilities for SIAMCO pension benefit plans.

Experience return reserves for group life and health plans issued to SIAMCO totaled $5.8 million and $3.2 million in 2003 and 2002, respectively.

The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO's workers' compensation claims. Reserves for future policy benefits at December 31, 2003 and 2002 included $55,739,149 and $55,960,727, respectively, relating to these contracts.

See Note 7 for other related party transactions.

10. Withdrawal Characteristics of Annuity Reserves and Deposit Liabilities

Life and annuity reserves and deposits of approximately $1.722 billion and $1.446 billion in 2003 and 2002 respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 97% in 2003 and 96% in 2002 carry surrender charges.

11. Liability for Accident and Health Benefits

Activity in the liability for accident and health benefits and claims adjustment expenses is summarized as follows:

                                          2003          2002

Balance January 1                     $19,447,839   $16,399,235

Incurred related to:
Current year                            6,437,413     7,317,379
Prior years                               333,002     1,222,177

Total incurred                          6,770,415     8,539,556

Paid related to:
Current year                            3,113,479     3,129,612
Prior years                             2,417,250     2,361,340

Total paid                              5,530,729     5,490,952

Balance at December 31                 20,687,525    19,447,839
Reserves not subject to development     4,647,770     2,060,712

Total accident and health reserves    $25,335,295   $21,508,551


The prior year reserve development is attributable to the experience under the group long term disability contract issued to SIAMCO.

12. Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon the death of an insured and returns any portion of the final premium for coverage beyond the end of the policy month of death. Surrender values are not promised in excess of legally computed reserves.

For insurance on substandard lives the gross premium of the true age and an extra premium to provide for the additional risk are charged. For universal life policies the reserve equals the unearned extra premium. For other policies the reserve equals 3/4 of the sum of the reserve reported at the end of the previous year and the extra annual premium in force at the end of the current year.

As of December 31, 2003 the Company has $600,000,903 of insurance in force for which the gross premiums are less than the net premiums according to the valuation standard set by the State of Wisconsin.

The tabular interest is determined by formula as described in the instructions to the NAIC's annual statement except for universal life plans and the retirement deposit accounts where basic policy data is used. Tabular reserves less actual reserves released and tabular cost are determined by formula as described in the Instructions.

Tabular interest on funds not involving life contingencies is determined by using actual interest earned during the year.

13. Premium and Annuity Considerations Deferred and Uncollected

The components of deferred and uncollected premiums are as follows:

                            Gross     Loading   Net of Loading

Ordinary new business   $  682,753   $116,339   $  566,414
Ordinary renewal         4,399,870    220,345    4,179,525
Group life                  76,635     13,670       62,965
Individual annuity             121         11          110
                               ---         --          ---
Total                   $5,159,379   $350,365   $4,809,014
                        ==========   ========   ==========

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 24  Financial Statements and Exhibits

(a)  Financial Statements of Sentry Variable Account II

     Included in Part A:

         Condensed Financial Information

     Included in Part B:

         Report of Independent Auditors

         Statement of Assets and Liabilities, December 31, 2003

         Statements of Operations for the years or periods ended
         December 31, 2003 and 2002

         Statements of Changes in Net Assets for the years or periods ended December 31, 2003 and 2002

         Notes to Financial Statements, December 31, 2003 and 2002


     Financial Statements of Sentry Life Insurance Company

     Included in Part B

         Report of Independent Auditors

         Statutory-Basis Balance Sheets, December 31, 2003 and 2002

         Statutory-Basis Statements of Operations for the years ended December 31, 2003 and 2002

         Statutory-Basis Statements of Changes in Capital Stock and Surplus for the years ended December 31, 2003 and 2002

         Statutory-Basis Statements of Cash Flows for the years ended December 31, 2003 and 2002

         Notes to Statutory-Basis Financial Statements

ITEM 24

(b)      Exhibits

         (1) Resolutions of the Board of Directors of Sentry Life Insurance Company*

         (2) Not Applicable

         (3)(i) Principal Underwriter Agreement*

         (3)(ii) Registered Representatives Agreement*

         (3)(iii) General Agent Agreement*

         (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*

         (4)(ii) Contract Amendment pursuant to Tax Reform Act of 1984*

         (5) Application Form**

         (6)(i) Articles of Incorporation of Sentry Life Insurance Company*

         (6)(ii) Bylaws*

         (7) Not Applicable

         (8)(i) Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc.***

         (8)(ii) Fund Participation Agreement with Janus Aspen Series***

         (8)(iii) Fund Participation Agreement with Vanguard Variable Insurance Fund****

         (9) Opinion and Consent of Counsel

         (10) Consent of Independent Accountants

         (11) Not Applicable

         (12) Agreement Governing Contribution to Sentry Variable Account II*

         (13) Sample of Calculation of Performance Information*****

         *    Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
              (6)(i), (6)(ii), and (12) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1998.

         **   Exhibit (5) is incorporated herein by reference to such
              exhibit in Registrant's Post-Effective Amendment No. 23 to Form N-4 filed electronically on or about April 28, 2001.

         *** Exhibits (8)(i) and (8)(ii) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 21 to Form N-4 filed electronically on or about January 7, 2001.

         **** Exhibit (8)(iii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 25 to Form N-4 filed electronically on or about April 30, 2002.

         ***** Exhibit (13) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 26 to Form N-4 filed electronically on or about April 30, 2003.

ITEM 25  Directors and Officers of the Depositor

         The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                      Positions and Offices
         Name                         With Depositor

         Dale R. Schuh             Director, Chairman of the Board
         Wallace D. Taylor         President
         Janet L. Fagan            Vice President and Director
         William M. O'Reilly       Director and Secretary
         William J. Lohr           Director and Treasurer
         James J. Weishan          Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2. The following companies are also wholly-owned subsidiaries of Sentry
   Insurance:

   (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
   (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
   (c) Sentry Fund, Inc., a Maryland corporation;
   (d) Parker Stevens Agency, LLC, a Wisconsin limited liability company;
   (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
   (f) Sentry Investment Management, Inc., a Delaware corporation;
   (g) Sentry Equity Services, Inc., a Delaware corporation;
   (h) Sentry Services, Inc., a Wisconsin corporation;
   (i) Sentry Aviation Services, Inc., a Wisconsin corporation;
   (j) WAULECO, Inc., a Wisconsin corporation; and
   (k) Sentry Holding Company, Inc., a Delaware corporation.

3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Select Insurance Company and Sentry Casualty Company, Wisconsin corporations; and Parker Stevens Agency of Texas, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of April 1, 2004, there were 2,902 qualified contract owners and 566 non-qualified contract owners.


ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

    145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

    (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

    (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
    (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

    (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

    (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

    (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

    (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

    (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

    (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

    (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

    (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

   (a) Sentry Equity Services, Inc., the Principal
       Underwriter for the Contracts, also acts as Principal
       Underwriter for:

       Sentry Variable Account I
       Sentry Variable Life Account I
       Sentry Fund, Inc.

   (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive,
       Stevens Point, Wisconsin 54481:

                                            Positions and Offices
        Name                                With Underwriter

        Dale R. Schuh                      Director and Chairman of the Board

        Wallace D. Taylor                  President

        John B. Clifford                   Vice President

        William M. O'Reilly                Director and Secretary

        William J. Lohr                    Director and Treasurer

   (c)

  Name of      Net Underwriting
 Principal        Discounts &      Compensation On   Brokerage
Underwriter       Commissions         Redemption     Commissions   Compensation

Sentry Equity
Services, Inc.      $74,588             $ 0.00         $0.00         $380,743

ITEM 30  Location of Accounts and Records

         As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life
         Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  Management Services

         Not Applicable.

ITEM 32  Undertakings

         (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


        (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

        (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
   Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Stevens Point, State of Wisconsin, this 27th day of April, 2004.

                           Sentry Variable Account II
                           Registrant

                           By: Sentry Life Insurance Company


                           By: s/Wallace D. Taylor
                               Wallace D. Taylor, President




                          Sentry Life Insurance Company
                          Depositor



                          By: s/Wallace D. Taylor
                              Wallace D. Taylor, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


s/Dale R. Schuh                                        April 27, 2004
Dale R. Schuh, Chairman of the Board and Director




s/Walace D. Taylor                                     April 27, 2004
Wallace D. Taylor, President




s/Janet L. Fagan                                       April 27, 2004
Janet L. Fagan, Vice President and Director





s/William M. O'Reilly                                   April 27, 2004
William M. O'Reilly, Secretary and Director




s/William J. Lohr                                       April 27, 2004
William J. Lohr, Treasurer and Director




s/James J. Weishan                                       April 27, 2004
James J. Weishan, Director